STOCK-BASED PAYMENT ARRANGEMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	As of
	June 30, 2025	June 30, 2024
Share price	$5.10	$4.31
Expected volatility (weighted-average)	60%	95%
Expected life (weighted-average)	2.46 years	10 years
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.45%	4.26%
Weighted-average grant date fair value	$5.10	$4.31

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	June 30, 2025		June 30, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	15	5.10	45	4.31
Forfeited/ Expired	(35)	0.84	(50)	2.38
Exercised	(1,234)	0.62	(3,151)	0.62
Outstanding at end of period	13,737	$1.14	18,787	$0.98
Exercisable at end of period	11,345	$1.04	14,270	$0.81

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plans.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	10,379
Vested and Issued	(6,963)
Forfeited	(3,310)
Balance at, June 30, 2025	24,725

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the condensed consolidated statements of comprehensive income (loss).

	For the Three Months Ended
	June 30, 2025			June 30, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$12,260	$12,260	$-	$8,936	$8,936
Marketing Expenses – Agent Stock-Based Compensation	56	3,422	3,478	69	2,266	2,335
Marketing Expenses – FTE Stock-Based Compensation	-	43	43	-	1	1
Research and Development – FTE Stock-Based Compensation	2	298	300	8	190	198
General and Administrative – FTE Stock-Based Compensation	209	1,505	1,714	461	1,605	2,066
Total Stock-Based Compensation	$267	$17,528	$17,795	$538	$12,998	$13,536

	For the Six Months Ended
	June 30, 2025			June 30, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$20,202	$20,202	$-	$14,150	$14,150
Marketing Expenses – Agent Stock-Based Compensation	125	6,468	6,593	211	4,261	4,472
Marketing Expenses – FTE Stock-Based Compensation	-	83	83	1	4	5
Research and Development – FTE Stock-Based Compensation	3	602	605	15	318	333
General and Administrative – FTE Stock-Based Compensation	462	2,557	3,019	1,065	2,355	3,420
Total Stock-Based Compensation	$590	$29,912	$30,502	$1,292	$21,088	$22,380